Provisions - Other disclosures (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Provisions, net - Past service cost	$ 13
Provision for lifetime payment
Employee benefits
Provision for projected benefit obligation	$ 703	$ 746